Document and Entity Information	12 Months Ended
Feb. 28, 2018
Document And Entity Information
Entity Registrant Name	DigitalTown, Inc.
Entity Central Index Key	0001065598
Document Type	S-1
Document Period End Date	Feb. 28, 2018
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018